Contract liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Contract Liabilities

	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	US$’000

	(Restated)

Unfulfilled maintenance services	115,864	191,728	28,658
Advance from customer	117,465	148,761	22,236

Total	233,329	340,489	50,894

Current	198,570	286,786	42,867
Non-current	34,759	53,703	8,027

Total contract liabilities (Note 7.2)	233,329	340,489	50,894